Basis of presentation and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of accounts receivable and allowance for doubtful accounts
	As of
	December 31, 2020	December 31, 2019
	(in thousands)
Trade accounts receivable	$17,308	$13,913
Allowance for doubtful accounts	(418)	(20)
Total trade accounts receivable, net	$16,890	$13,893

Schedule of disaggregation revenue
Contract Type, in thousands
Time-and-material	$104,583
Fixed-fee	5,705
Other	995
Total Revenues	$111,283